Credit Risk (Narrative) (Detail) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2019 USD ($) Counterparty	Sep. 30, 2018	Sep. 30, 2019 USD ($) Counterparty	Sep. 30, 2018	Dec. 31, 2018 USD ($)
Concentration Risk and Guarantor Obligations [Line Items]
Gross credit exposure			$ 149
Additional collateral to be posted if the credit related contingent features were triggered	$ 4		4		$ 1
Virginia Electric and Power Company
Concentration Risk and Guarantor Obligations [Line Items]
Gross credit exposure			46
Wholesale Customers | Dominion Energy Gas Holdings, LLC
Concentration Risk and Guarantor Obligations [Line Items]
Gross credit exposure			$ 32
Customer Concentration Risk | Export Customers | Sales Revenue, Net | Dominion Energy Gas Holdings, LLC
Concentration Risk and Guarantor Obligations [Line Items]
Concentration risk, percentage	37.00%	32.00%	34.00%	21.00%
Customer Concentration Risk | Largest Customer | Sales Revenue, Net | Dominion Energy Gas Holdings, LLC
Concentration Risk and Guarantor Obligations [Line Items]
Concentration risk, percentage	19.00%	17.00%	18.00%	11.00%
Credit Concentration Risk
Concentration Risk and Guarantor Obligations [Line Items]
Number of counterparties | Counterparty	0		0
Amount of exposure for single counterparty			$ 33
Credit Concentration Risk | Dominion Energy Gas Holdings, LLC
Concentration Risk and Guarantor Obligations [Line Items]
Number of counterparties | Counterparty	0		0
Amount of exposure for single counterparty			$ 6
Credit Concentration Risk | Wholesale Customers | Sales Revenue, Net | Virginia Electric and Power Company
Concentration Risk and Guarantor Obligations [Line Items]
Number of counterparties | Counterparty	0		0
Amount of exposure for single counterparty			$ 32
Credit Concentration Risk | Investment Grade | Investment Grade Counterparty
Concentration Risk and Guarantor Obligations [Line Items]
Concentration risk, percentage			91.00%
Credit Concentration Risk | Investment Grade | Investment Grade Counterparty | Virginia Electric and Power Company
Concentration Risk and Guarantor Obligations [Line Items]
Concentration risk, percentage			88.00%
Credit Concentration Risk | Investment Grade | Investment Grade Counterparty | Dominion Energy Gas Holdings, LLC
Concentration Risk and Guarantor Obligations [Line Items]
Concentration risk, percentage			90.00%